Kingsbarn Dividend Opportunity ETF

Schedule of Investments

July 31, 2024 (unaudited)

		Shares	Value
98.49%	COMMON STOCK
98.49%	FINANCIALS
	CION Investment Corporation	5,267	64,573
	AGNC Investment Corp.	4,091	40,951
	Annaly Capital Management, Inc.	2,064	41,094
	ARMOUR Residential REIT, Inc.	2,020	40,804
	Bright Spire Capital, Inc.	6,641	38,053
	Invesco Mortgage Capital, Inc.	4,546	41,278
	MFA Financial, Inc.	5,745	64,287
	Orchid Island Capital, Inc.	5,072	40,779
	Ready Capital Corp.	6,854	63,605
	Seven Hills Realty Trust	3,072	41,134
	AG Mortgage Investment Trust, Inc.	8,347	64,439
	Apollo Commercial Real Estate Finance, Inc.	3,798	41,398
	Ares Commercial Real Estate Corp.	5,373	41,533
	Chimera Investment Corp.	4,264	62,297
	Claros Mortgage Trust, Inc.	6,724	63,945
	KKR Real Estate Finance Trust, Inc.	5,625	64,575
	New York Mortgage Trust, Inc.	6,340	41,083
	Saratoga Investment Corp.	1,766	41,289
			897,117

98.49%	TOTAL COMMON STOCK		897,117

98.49%	TOTAL INVESTMENTS		897,117

1.51%	Other assets net of liabilities		13,735
100.00%	NET ASSETS		$910,852

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used  in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an  indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$897,117			$897,117
TOTAL INVESTMENTS	$897,117			$897,117

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $859,089, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$49,461
Gross unrealized depreciation	(11,433)
Net unrealized appreciation	$38,028